Share capital and other reserves	12 Months Ended
Dec. 31, 2025
Share capital
Share capital

24. Share capital and other reserves

	2025	2024

	(Euro, in thousands)
On January 1	€293,937	€293,937
Share capital increase	—	—
Share capital on December 31,	€293,937	€293,937

Aggregate share capital	€356,445	€356,445
Costs of capital increase (accumulated)	(62,507)	(62,507)
Share capital on December 31,	€293,937	€293,937

HISTORY OF SHARE CAPITAL

The history of the share capital of Galapagos NV between January 1, 2023 and December 31, 2025 is as follows:

Date	Share capital increase new shares (in thousands €)	Share capital increase due to exercise subscription rights (in thousands €)	Number of shares issued (in thousands of shares)	Aggregate number of shares after transaction (in thousands of shares)	Aggregate share capital after transaction (in thousands €)
December 31, 2023				65,897	€356,445
December 31, 2024				65,897	356,445
December 31, 2025				65,897	€356,445

On December 31, 2025, Galapagos NV’s share capital amounted to €356,445 thousand, represented by 65,897,071 shares. All shares were issued, fully paid up and of the same class. The shares have a par value of €5.41 per share.

All of the share issuances listed above were for cash consideration.

The below table demonstrates that there were no capital increases in 2024 and 2025.

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price subscription right	Closing share price on date of capital increase
					( in Euro/ subscription right)	( in Euro/ share)

On December 31, 2023	65,897,071	€293,937	€2,736,994	€3,030,932

On December 31, 2024	65,897,071	293,937	2,736,994	3,030,932

On December 31, 2025	65,897,071	€293,937	€2,736,994	€3,030,932

The Board of Directors is authorized for a period of five years starting from the date of publication in the Annexes to the Belgian State Gazette of the shareholders’ resolution that granted the renewed authorization, to increase the share capital of Galapagos NV within the framework of the authorized capital through contributions in kind or in cash. When increasing the share capital within the limits of the authorized capital, the Board of Directors may, if in Galapagos NV’s interest, restrict or cancel the shareholders’ preferential subscription rights, even if such restriction or cancellation is made for the benefit of one or more specific persons other than the employees of the group. Said authorization can be renewed.

The authorization consists of two parts:

◾	A general authorization for capital increases up to 20% of the share capital at the time of convening the AGM of April 30, 2024 (i.e., €71,288,987.72) was renewed and is valid for a period of five years from the date of publication of this renewal in the Annexes to the Belgian State Gazette, which occurred on May 7, 2024. This general authorization will expire on May 7, 2029.
◾	A specific authorization for capital increases of more than 20% and up to 33% of the share capital at the time of the convening the AGM of April 25, 2017 (i.e., €82,561,764.93), was renewed and is valid for a period of five years from the date of publication of this renewal in the Annexes to the Belgian State Gazette, i.e., May 31, 2017. This specific part of the authorized capital can, however, only be used in a number of specific circumstances and upon a resolution of the Board of Directors that all Independent Directors (within the meaning of article 7:87 of the BCCA and article 3.5 of the 2020 Code) approve. The Board of Directors is currently not authorized to increase the share capital after notification by the FSMA (Financial Services and Markets Authority) of a public takeover bid on Galapagos NV’s shares. The specific authorization expired on May 30, 2022.

As of December 31, 2025, an amount of €49,075,527.72 still remained available under the general part of the authorized capital.

OTHER RESERVES

Other reserves at December 31, 2025 was negative for €8.6 million (a negative amount of €3.2 million at December 31, 2024, a negative amount of €5.9 million at December 31, 2023) and was related to fair value adjustments on financial assets held at fair value through other comprehensive income for a negative amount of €3.6 million (a positive amount of €2.5 million at December 31, 2024, nil at December 31, 2023), and to the re-measurement of the defined benefit obligation for a negative amount of €5.0 million (a negative amount of €5.6 million at December 31, 2024, a negative amount of €5.9 million at December 31, 2023).